Commitments and Contingencies (Narrative) (Detail) shares in Millions, $ in Millions	1 Months Ended																		3 Months Ended									12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	May 31, 2022 shares	Aug. 31, 2021 shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Aug. 31, 2017 USD ($)	Apr. 30, 2017 Petition	Aug. 31, 2016 T	Mar. 31, 2023 Site	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) Site	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) Facility Site Indicator gal	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Impairment of assets and other charges																												$ 2,062.0	$ 194.0	$ 2,104.0
Gain on sales of assets																												(426.0)	(112.0)	60.0
Net income (loss) from continuing operations including noncontrolling interests																				$ (239.0)	$ 626.0	$ (665.0)	$ 300.0	$ 628.0	$ 496.0	$ 140.0	$ 693.0	22.0	1,957.0	784.0
Property, plant and equipment, net																				51,826.0				48,901.0				$ 51,826.0	48,901.0
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Electric generating station facilities heightened entrainment analysis per day | gal																												125,000,000
Carbon Regulations
Loss Contingencies [Line Items]
Public Utilities Significant Emission Rate Per Year CO2 Equivalent | T																		75,000
CWA | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of mandatory facility-specific factors | Indicator																												5
Number of optional facility-specific factors | Indicator																												6
Number of facilities that are subject to final regulations | Facility																												15
CWA | Unfavorable Regulatory Action | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | Petition																	2
Waste Management and Remediation | Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Number of sites remediation work substantially completed | Site																												13
Number of sites with remediation plans | Site																						1
Environmental remediation expense																														$ 14.0
Environmental Remediation Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]																														Utilities Operating Expense Maintenance And Operations
Environmental remediation expense net of tax																														$ 11.0
Number of additional sites which are not under investigation | Site																												12
Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Discontinued Operations
Loss Contingencies [Line Items]
Environmental remediation reserves																														4.0
Environmental remediation expense net of tax																														3.0
Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Environmental remediation reserves																												$ 47.0	45.0
Environmental remediation reserves related to discontinued operations																												1.0	1.0
Dominion Energy South Carolina Inc | SCDOR
Loss Contingencies [Line Items]
Litigation settlement paid		$ 51.0					$ 165.0
Proposed assessment amount from audit															$ 410.0
Proportional share of NND project															100.00%
Non-utility property with fair value	$ 28.0
Gain on sales of assets																												18.0
Net income (loss) from continuing operations including noncontrolling interests																												14.0
Certain additional utility property																				$ 3.0								3.0
Gain (loss) on utility properties																												$ 20.0
Dominion Energy South Carolina Inc | South Carolina
Loss Contingencies [Line Items]
Amount claimed by plaintiffs in legal matter																$ 100.0
Percentage claimed by plaintiffs in legal matter																100.00%
Dominion Energy South Carolina Inc | NND Project
Loss Contingencies [Line Items]
Noncontrolling partnership interest																				55.00%								55.00%
Contested amount for filed liens in Fairfield country														$ 285.0
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Property, plant and equipment, net																				$ 38,479.0				34,656.0				$ 38,479.0	34,656.0
Virginia Electric and Power Company | Environmental Protection Agency And State Regulatory Agencies
Loss Contingencies [Line Items]
Number of facilities to assess the applicability of section 316(b) | Facility																												3
Virginia Electric and Power Company | CWA | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of facilities that are subject to final regulations | Facility																												9
Virginia Electric and Power Company | Waste Management and Remediation | Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Number of sites with remediation plans | Site																			1
Environmental remediation expense																														$ 10.0
Environmental Remediation Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]																														Utilities Operating Expense Maintenance And Operations
Environmental remediation expense net of tax																														$ 7.0
Number of additional sites which are not under investigation | Site																												2
Virginia Electric and Power Company | Waste Management and Remediation | Unfavorable Regulatory Action | EPA | Former Gas Plant Site With Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Environmental remediation reserves																												$ 25.0	25.0
Hydroelectric Facilities | Environmental Protection Agency And State Regulatory Agencies
Loss Contingencies [Line Items]
Number of facilities to assess the applicability of section 316(b) | Facility																												8
Common Stock
Loss Contingencies [Line Items]
Litigation settlement, benefit fund											$ 320.0
Litigation settlement amount through stock issuance									$ 322.0
DESC Ratepayer Case
Loss Contingencies [Line Items]
Litigation settlement, benefit fund											$ 520.0
Minimum | CWA | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Electric generating stations with water withdrawals per day | gal																												2,000,000
Minimum | CWA | Unfavorable Regulatory Action | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Loss contingencies individual circumstances period								2021
Minimum | Dominion Energy South Carolina Inc | SCDOR
Loss Contingencies [Line Items]
Initial litigation settlement amount through stock issuance						$ 43.0
Maximum | CWA | Unfavorable Regulatory Action | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Loss contingencies individual circumstances period								2028
SCANA
Loss Contingencies [Line Items]
Cash payment		2.0
Litigation settlement paid							25.0
Other expense																														25.0
Other expense, after tax																														25.0
Impairment of assets and other charges																													100.0	90.0
Impairment of assets and other charges, after tax																													75.0	$ 68.0
Utilization of insurance proceeds for settlements		$ 33.0
Litigation settlement amount through stock issuance | shares		0.4
Escrow Deposit																																	$ 160.0
Litigation settlement expense										$ 32.5																					$ 192.5
SCANA | Other Current Liabilities
Loss Contingencies [Line Items]
Reserves for SCANA legal proceedings																				94.0				274.0				$ 94.0	274.0
SCANA | Other Receivables
Loss Contingencies [Line Items]
Insurance receivables																				68.0				118.0				68.0	118.0
SCANA | Personal Injury or Wrongful Death Cases
Loss Contingencies [Line Items]
Reserves for SCANA legal proceedings																				68.0				85.0				68.0	85.0
Insurance receivables																				$ 68.0				85.0				$ 68.0	85.0
SCANA | State Court Derivative Case
Loss Contingencies [Line Items]
Litigation settlement paid						33.0
SCANA | Federal Court Merger Case | State Court Merger Case
Loss Contingencies [Line Items]
Litigation settlement paid						$ 63.0
SCANA | DESC Ratepayer Case
Loss Contingencies [Line Items]
Cash payment													$ 117.0																			$ 115.0
Escrow Deposit																																2,000.0
Credit in future electric rate relief																																2,000.0
Proceeds from sale of property									38.5
Property, plant and equipment, net									$ 3.0	$ 27.0														$ 8.0					$ 8.0
SCANA | Minimum | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property																																60.0
SCANA | Maximum | Common Stock
Loss Contingencies [Line Items]
Litigation settlement amount through stock issuance												$ 32.5
SCANA | Maximum | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property																																$ 85.0
DESC
Loss Contingencies [Line Items]
Litigation settlement expense					$ 99.0
DESC | Common Stock | Dominion Energy South Carolina Inc
Loss Contingencies [Line Items]
Litigation settlement through stock issuance | shares					1.4
DESC | Common Stock | Dominion Energy South Carolina Inc | SCDOR
Loss Contingencies [Line Items]
Initial litigation settlement through stock issuance | shares			0.9	0.6
SCANA and DESC
Loss Contingencies [Line Items]
Disgorgement and prejudgment interest total, amount							$ 112.5